Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com

FREDERICK H. SHERLEY frederick.sherley@dechert.com +1 704 339 3151 Direct +1 704 339 3101 Fax

December 16, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	HSBC Investor Funds (“Registrant”)
File Nos. 033-07647 and 811-04782
Post-Effective Amendment No. 118 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 118 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 119 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of incorporating disclosure with respect to a new series of the Registrant.

This filing does not affect the currently effective prospectuses and statements of additional information for other series and classes of the Registrant’s shares. No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

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